Major suppliers	12 Months Ended
Dec. 31, 2019
Major Suppliers [Abstract]
Major suppliers	Note 19 - Major suppliers The Company sourced approximately 74% and 70% of its inventory purchases from one vendor for the years ended December 31, 2019 and 2018, respectively.